LEASES	12 Months Ended
Dec. 31, 2013
Leases [Abstract]
LEASES
.  LEASES

As of December 31, 2013, the Vessel was not leased to a third party. As of December 31, 2011 the Vessel was leased to Chevron. On September 12, 2012, Chevron gave six months irrevocable notice of termination of the Initial Charter and such termination took effect on March 15, 2013.